NYSE Regulation

07055473

VIA FACSIMILE AND U.S. MAIL
December 11, 2007

Ms. Velma Smith, Branch Chief
Branch of Filer Support 2, Mailstop 1-4
Securities and Exchange Commission
450 Fifth Street, N.W., Room #1004
Washington, D.C. 20549

Re: streetTRACKS Gold Trust ("Issuer"):

Dear Ms. Smith:

Please be advised that NYSE Regulation has received (on November 30, 2007) an application from the above-referenced issuer and has approved the following security for listing on NYSE Arca, Inc. ("Exchange"):

streetTRACKS Gold Shares

The Exchange requests acceleration of registration of this security under the Securities Exchange Act of 1934.

Please acknowledge receipt of this letter by stamping the enclosed copy with the date received and returning it in the post-paid self-addressed envelope. If there are any questions, please call me at (312) 442-7832. Your assistance is greatly appreciated.

Sincerely,

Craig A. Gray
Lead Analyst, Listing Compliance

Enclosure

PROCESSED
DEC 13 2007
THOMSON
FINANCIAL

cc: Aaron E. Salsberg, Carter Ledyard & Milburn LLP, Two Wall Street, New York, NY 10005

NYSE Arca 100 S. WACKER DRIVE
SUITE 1500
CHICAGO, IL 60606

PLEASE DELIVER ASAP

FAX

TO: MS. LYNN ESLIN Division of Investment Management	FAX NUMBER: 202-772-9292
AT: (COMPANY) U.S. Securities and Exchange Commission	PHONE NUMBER: 202-551-5805
CC: Velma Smith or Cecile Peters	202/777-1030 fax
Branch of Filer Support II	202/551-5804 phone
FROM: Craig Gray	PHONE NUMBER: (312)442-7832
Lead Analyst—Listing Compliance NYSE Arca Equities, Inc.	FAX NUMBER: (312)442-7778
	FAX NUMBER:
DATE: December 11, 2007	NUMBER OF PAGES: (INCLUDING THIS ONE) 2
RE:	

NYSE Arca Certification Letter Attached

PLEASE NOTE: Listings on NYSE Arca, Inc. (formerly known as Pacific Exchange) should receive a "CERTPAC" designation in EDGAR. Please call if any questions.

END